Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid AI expense	$ 12,869,885
Prepaid advertising and promotion expenses	15,156,368
Prepaid rental expense	1,637,042	5,102,955
VAT deductibles	52,100	1,899,768
Income tax receivable		339,893
Prepayment for equipment	245,021	234,943
Deposit	138,565	131,930
Others	57,565	69,889
Prepaid expenses and other current assets	$ 30,156,546	$ 7,779,378